SHARE-BASED COMPENSATION - Summary of Assumptions Used to Value the Share Options Granted to Employees (Details)	Aug. 01, 2022 CNY (¥)	Jun. 16, 2022 CNY (¥)	May 01, 2021 CNY (¥)	Oct. 15, 2020 CNY (¥)	Feb. 15, 2019 CNY (¥)	May 25, 2018 CNY (¥)	Aug. 01, 2022 $ / shares	Jun. 16, 2022 $ / shares	May 01, 2021 $ / shares	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares
SHARE-BASED COMPENSATION-CONTINUED
Risk-free interest rate		3.20%	0.74%	0.74%	2.66%	2.93%
Volatility		47.80%	38.00%	37.60%	38.70%	38.70%
Expected exercise multiple		2.80	2.30	2.30	2.30	2.80
Dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%
Expected life		10 years	10 years	10 years	10 years	10 years
Exercise price | $ / shares								$ 0.7951	$ 1.2951	$ 1.7951	$ 1.7951	$ 1.7951
Fair value of ordinary shares | ¥		¥ 10.52	¥ 21.72	¥ 19.03	¥ 26.80	¥ 37.82
Share-based compensation award, Tranche five one
SHARE-BASED COMPENSATION-CONTINUED
Risk-free interest rate	2.59%
Volatility	48.10%
Expected exercise multiple	2.80
Dividend yield	0.00%
Expected life	10 years
Exercise price | $ / shares							$ 0.7951
Fair value of ordinary shares | ¥	¥ 8.66
Share-based compensation award, Tranche five two
SHARE-BASED COMPENSATION-CONTINUED
Risk-free interest rate	2.59%
Volatility	48.10%
Expected exercise multiple	2.20
Dividend yield	0.00%
Expected life	10 years
Exercise price | $ / shares							$ 0.7951
Fair value of ordinary shares | ¥	¥ 8.66